Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO ($)(1)(2)	Compensation Actually Paid to PEO ($)(1)(3)	Average Summary Compensation Table Total for non-PEO NEOs ($)(1)(2)	Average Compensation Actually Paid to non-PEO NEOs ($)(1)(3)	IBTA Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)	Net Income ($M)(6)	Revenue ($M)(7)

2025	10,949,033	(14,950,138)	6,294,183	1,347,645	22.01	138.70	3.58	342.39

2024	28,711,906	52,982,684	6,175,539	7,802,262	63.03	118.40	68.74	367.25

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	The PEO is our CEO, Bryan Leach. Other non-PEO NEOs for the fiscal year ended December 31, 2025, were Matt Puckett, Chris Riedy, David Shapiro, Luke Swanson, Valarie Sheppard, Sunit Patel, and Richard Donahue. Other non-PEO NEOs for the fiscal year ended December 31, 2024, were Sunit Patel, Chris Jensen, and Luke Swanson.
Peer Group Issuers, Footnote	The peer group used is the Russell 3000 Index, as used in our Stock Performance Graph in our Form 10-K. Since there is no published industry or line-of-business index for our business reflective of our performance, nor do we believe we can reasonably identify a peer group, we measure our performance against issuers with similar market capitalizations. We selected the Russell 3000 Index because it measures the performance of a broad range of companies with lower market capitalizations than those companies included in the S&P 500 Index. Total shareholder return is calculated by assuming that a $100 investment was made based on the closing stock price on the IPO date of April 18, 2024, and reinvesting all dividends until the last day of each reported fiscal year.
PEO Total Compensation Amount	$ 10,949,033	$ 28,711,906
PEO Actually Paid Compensation Amount	$ (14,950,138)	52,982,684
Adjustment To PEO Compensation, Footnote

	PEO		Average For Non-PEO NEOs
	2024	2025	2024	2025

Summary Compensation Table Total ($)	28,711,906	10,949,033	6,175,539	6,294,183

Less: Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year ($)	(27,718,841)	(9,999,955)	(5,247,749)	(5,761,095)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year ($)	20,044,264	2,534,190	2,053,903	1,774,210
Plus: Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years ($)	5,789,166	(17,091,681)	602,594	(610,218)
Plus: Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year ($)	2,373,466	1,247,562	1,142,153	563,465
Plus: Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)	23,782,723	(2,589,287)	3,550,598	(316,192)
Less: Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)	—	—	(474,776)	(596,708)
Plus: Value of any Dividends or other Earnings Paid on Option Awards and Stock Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	—	—	—	—

Compensation Actually Paid ($)	52,982,684	(14,950,138)	7,802,262	1,347,645

Non-PEO NEO Average Total Compensation Amount	$ 6,294,183	6,175,539
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,347,645	7,802,262
Adjustment to Non-PEO NEO Compensation Footnote

	PEO		Average For Non-PEO NEOs
	2024	2025	2024	2025

Summary Compensation Table Total ($)	28,711,906	10,949,033	6,175,539	6,294,183

Less: Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year ($)	(27,718,841)	(9,999,955)	(5,247,749)	(5,761,095)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year ($)	20,044,264	2,534,190	2,053,903	1,774,210
Plus: Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years ($)	5,789,166	(17,091,681)	602,594	(610,218)
Plus: Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year ($)	2,373,466	1,247,562	1,142,153	563,465
Plus: Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)	23,782,723	(2,589,287)	3,550,598	(316,192)
Less: Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)	—	—	(474,776)	(596,708)
Plus: Value of any Dividends or other Earnings Paid on Option Awards and Stock Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	—	—	—	—

Compensation Actually Paid ($)	52,982,684	(14,950,138)	7,802,262	1,347,645

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Revenue; and •Adjusted EBITDA
Total Shareholder Return Amount	$ 22.01	63.03
Peer Group Total Shareholder Return Amount	138.70	118.40
Net Income (Loss)	$ 3,580,000	$ 68,740,000
Company Selected Measure Amount	342,390,000	367,250,000
PEO Name	Bryan Leach
Additional 402(v) Disclosure	This figure is the total compensation paid to our PEO and our non-PEO NEOs in each listed year as shown in our Summary Compensation Table for such listed year.This figure is the compensation actually paid for our PEO and non-PEO NEOs in each listed year. Compensation actually paid does not mean that our PEO and non-PEO NEOs were actually paid those amounts in the listed year or will ever be paid these amounts, but this is a dollar amount derived by starting with the Summary Compensation Table total compensation and then applying certain adjustments pursuant to SEC rules. To calculate compensation actually paid for 2025 and 2024, the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (due to rounding, the total may not equal the total obtained by adding and subtracting the applicable columns):Total shareholder return is calculated by assuming that a $100 investment was made based on the closing stock price on the IPO date of April 18, 2024, and reinvesting all dividends until the last day of each reported fiscal year.The dollar amounts reported are Ibotta’s net income reflected in Ibotta’s audited financial statements for the applicable year.The dollar amounts reported are Ibotta’s revenue reflected in Ibotta’s audited financial statements for the applicable year. The Company determined that revenue is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link compensation actually paid to our named executive officers for the most recently completed fiscal year to Company performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,999,955)	$ (27,718,841)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,534,190	20,044,264
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,091,681)	5,789,166
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,247,562	2,373,466
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,589,287)	23,782,723
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,761,095)	(5,247,749)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,774,210	2,053,903
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(610,218)	602,594
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	563,465	1,142,153
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(316,192)	3,550,598
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(596,708)	(474,776)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0